Registration Nos. 333-124214
                                    811-21757

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post Effective Amendment No. 49	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

(Check appropriate box or boxes)

American Independence Funds Trust

(Exact Name of Registrant as Specified in Charter)

335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017

(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC
335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017

COPIES TO:

JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☑ on April 30, 2010 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 45 to its Registration Statement until April 30, 2010. Parts A, B and C of Registrant’s Post-Effective Amendment No. 45 under the Securities Act of 1933 and Amendment No. 41 under the Investment Company Act of 1940, filed on January 20, 2010, are incorporated by reference herein. This Post-Effective Amendment No. 49 incorporates by reference Parts A, B and C of Post-Effective Amendment No. 45 filed on January 20, 2010. This amendment is filed solely to delay the effectiveness of Post-Effective Amendment No. 45.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 49 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, and State of New York, on the 6th day of April, 2010.

AMERICAN INDEPENDENCE FUNDS TRUST
(Registrant)

By:	/s/ Eric M. Rubin
Eric M. Rubin
President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/S/ ERIC M. RUBIN	President	April 6, 2010
Eric M. Rubin

/S/ RICHARD A. WEDEMEYER*	Chairman of the Board and Trustee	April 6, 2010
Richard A. Wedemeyer

/S/ JEFFREY HAAS*	Trustee	April 6, 2010
Jeffrey Haas

/S/ JOSEPH HANKIN*	Trustee	April 6, 2010
Joseph Hankin

/S/ TERRY L. CARTER*	Trustee	April 6, 2010
Terry L Carter

/S/ THOMAS F. KICE*	Trustee	April 6, 2010
Thomas F. Kice

/S/ GEORGE MILEUSNIC*	Trustee	April 6, 2010
George Mileusnic

/S/ JOHN J. PILEGGI*	Trustee	April 6, 2010
John J. Pileggi

/S/ RONALD BALDWIN*	Trustee	April 6, 2010
Ronald Baldwin

/S/ PETER L. OCHS*	Trustee	April 6, 2010
Peter L. Ochs

*	Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney Previously Filed